Employee Benefit Plan, Description of Plan (Details) - EBP 002 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) loan Rate	Dec. 31, 2024 USD ($) Rate
EBP, Contributions and Vesting[Abstract]
EBP, Employer contribution, matching percentage	100.00%
EBP, defined contribution plan, employer non-discretionary base contribution eligibility, maximum annual compensation | $	$ 75,000
EBP, Payment of Benefits and Forfeitures [Abstract]
EBP, Forfeited nonvested account, decrease from employer contribution | $	8,788,290
EBP, Forfeited nonvested account | $	$ 0	$ 0
EBP, Notes Receivable from Participants [Abstract]
EBP, Number of loan types | loan	2
EBP, Loan - Maximum term, general purpose | loan	5
EBP, Loan - Maximum term, principal residence purpose | loan	20
EBP, Maximum number of outstanding loans allowed | loan	2
EBP, Maximum number of outstanding principal residence purpose loans | loan	1
EBP, Maximum amount of any loan | $	$ 50,000
EBP, Minimum amount of any loan | $	$ 500
Employee hire date January 1, 2021, or after [Member]
EBP, Contributions and Vesting[Abstract]
EBP, Matching contribution, vesting period	3 years
Employee hire date prior to January 1, 2021 [Member]
EBP, Contributions and Vesting[Abstract]
EBP, Defined contribution plan, employers matching contribution, vesting percentage	100.00%
Participants with annual compensation of less than $75,000 [Member]
EBP, Contributions and Vesting[Abstract]
EBP, Percent of base contribution (up to 1%)	1.00%
EBP, defined contribution plan, employer non-discretionary base contribution eligibility, minimum service period	1 year
EBP, Defined contribution plan, employer non-discretionary base contribution, vesting period	3 years
Minimum [Member]
EBP, Contributions and Vesting[Abstract]
EBP, Participant salary deferral contribution, percentage	1.00%
EBP, Notes Receivable from Participants [Abstract]
EBP, Participant loans, interest rate	3.25%	3.25%
Maximum [Member]
EBP, Contributions and Vesting[Abstract]
EBP, Participant salary deferral contribution, percentage	50.00%
EBP, Employer contribution, participant compensation matched, percentage	6.00%
EBP, Payment of Benefits and Forfeitures [Abstract]
EBP, Vested participant account balance allowing automatic rollover to an IRA following termination of employment | $	$ 7,000
EBP, Notes Receivable from Participants [Abstract]
EBP, Participant loans, interest rate	11.50%	11.50%
EBP, Participant loans, maturity date	Dec. 30, 2045	Dec. 31, 2044